UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 9/30/2012

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 107.4%

Consumer Discretionary – 14.0%
Auto Components - 0.5%
China XD Plastics [1,2]	109,700	$415,763
Drew Industries [2]	46,591	1,407,514
Gentex Corporation	110,200	1,874,502
Minth Group	917,300	967,690
Williams Controls	37,499	393,739

		5,059,208

Automobiles - 0.5%
Thor Industries	77,500	2,814,800
Winnebago Industries [2]	222,500	2,810,175

		5,624,975

Distributors - 0.9%
LKQ Corporation [2]	368,000	6,808,000
Weyco Group	97,992	2,386,105

		9,194,105

Diversified Consumer Services - 1.6%
Anhanguera Educacional Participacoes	80,000	1,329,880
Career Education [2]	28,900	108,953
MegaStudy	39,150	2,606,654
Regis Corporation	233,800	4,297,244
Sotheby’s	206,500	6,504,750
Universal Technical Institute	153,521	2,103,238

		16,950,719

Hotels, Restaurants & Leisure - 0.2%
CEC Entertainment	64,100	1,930,692
Lotto24 [2]	6,800	31,283

		1,961,975

Household Durables - 2.8%
Desarrolladora Homex ADR [2]	14,100	192,324
Ekornes	125,000	1,767,355
Ethan Allen Interiors	345,800	7,579,936
Hanssem	39,100	650,831
Harman International Industries	121,400	5,603,824
Mohawk Industries [2]	144,200	11,538,884
Woongjin Coway	50,000	1,383,359

		28,716,513

Internet & Catalog Retail - 0.4%
Manutan International	53,900	2,143,727
Takkt	170,000	2,075,355

		4,219,082

Leisure Equipment & Products - 0.5%
Beneteau	180,000	1,966,126
Shimano	38,000	2,765,761
Smith & Wesson Holding Corporation [1,2]	32,800	361,128

		5,093,015

Media - 1.1%
Global Sources [2]	42,060	275,914
Morningstar	109,800	6,877,872
Pico Far East Holdings	12,679,000	3,008,668
Television Broadcasts	135,000	998,478

		11,160,932

Multiline Retail - 0.4%
New World Department Store China	7,149,200	3,973,801

Specialty Retail - 1.7%
Aeropostale [2]	31,400	424,842
Ascena Retail Group [2]	70,500	1,512,225
Christopher & Banks [1,2]	82,200	288,522
Dickson Concepts (International)	517,300	277,528
Dover Saddlery [1,2]	17,821	66,473
GameStop Corporation Cl. A	20,300	426,300
Genesco [2]	6,100	407,053
Guess?	11,900	302,498
Hengdeli Holdings [1]	1,112,250	321,308
Lewis Group	300,000	2,577,556
L’Occitane International	100,000	264,378
Luk Fook Holdings (International) [1]	353,600	1,176,531
Men’s Wearhouse (The)	50,800	1,749,044
Oriental Watch Holdings	884,900	294,432
OSIM International	1,400,000	1,597,132
Sa Sa International Holdings	700,000	478,460
Stein Mart [2]	167,800	1,427,978
Systemax [2]	194,000	2,291,140
USS	10,000	1,057,150
West Marine [2]	131,100	1,393,593

		18,334,143

Textiles, Apparel & Luxury Goods - 3.4%
Anta Sports Products [1]	1,713,200	1,316,818
Carter’s [2]	190,100	10,234,984
Columbia Sportswear	31,197	1,684,638
Daphne International Holdings	766,500	764,123
Grendene	250,000	1,695,647
J.G. Boswell Company [3]	2,292	1,991,748
K-Swiss Cl. A [1,2]	163,600	561,148
Li Ning [1,2]	1,035,000	551,267
Pacific Textiles Holdings	5,621,000	3,624,557
Stella International Holdings	633,700	1,554,410
Texwinca Holdings	1,783,000	1,147,422
Van de Velde	19,000	865,545
Warnaco Group (The) [2]	81,500	4,229,850
Wolverine World Wide	100,000	4,437,000
Xtep International Holdings [1]	750,000	270,826

		34,929,983

Total		145,218,451

Consumer Staples – 2.5%
Beverages - 0.0%
MGP Ingredients	127,400	486,668

Food & Staples Retailing - 0.4%
FamilyMart	76,000	3,739,621

Food Products - 2.1%
Alico	27,000	843,210
Asian Citrus Holdings	937,800	483,773
Binggrae	13,796	1,309,560
Cal-Maine Foods	34,848	1,566,069
First Resources	358,400	616,219
Industrias Bachoco ADR	5,000	120,000
Origin Agritech [1,2]	76,800	109,056
Seneca Foods Cl. A [2]	110,000	3,284,600
Seneca Foods Cl. B [2]	13,251	373,811
Super Group	790,000	1,409,795
Tootsie Roll Industries	322,058	8,689,125
Waterloo Investment Holdings [2,4]	598,676	86,987
Westway Group	405,000	2,506,950

		21,399,155

Total		25,625,444

Diversified Investment Companies – 0.5%
Closed-End Funds - 0.5%
Central Fund of Canada Cl. A	226,000	5,381,060

Total		5,381,060

Energy – 5.1%
Energy Equipment & Services - 4.3%
Cal Dive International [1,2]	456,250	698,062
CARBO Ceramics	8,000	503,360
Ensign Energy Services	225,100	3,457,441
Heckmann Corporation [1,2]	50,000	210,000
Helmerich & Payne	128,100	6,098,841
ION Geophysical [2]	361,500	2,508,810
Oil States International [2]	95,723	7,606,150
Pason Systems	97,800	1,632,487
SEACOR Holdings [2]	88,866	7,407,870
ShawCor Cl. A	54,300	2,357,363
Steel Excel [2,3]	156,880	3,961,220
TETRA Technologies [2]	68,000	411,400
TGS-NOPEC Geophysical	40,000	1,304,962
Tidewater	36,000	1,747,080
Trican Well Service	263,000	3,421,595
Unit Corporation [2]	34,000	1,411,000

		44,737,641

Oil, Gas & Consumable Fuels - 0.8%
Africa Oil [1,2]	73,000	719,530
Bill Barrett [1,2]	50,000	1,238,500
Cimarex Energy	61,300	3,589,115
Green Plains Renewable Energy [1,2]	82,000	480,520
Plains Exploration & Production Company [2]	13,500	505,845
Resolute Energy [1,2]	181,134	1,606,659

		8,140,169

Total		52,877,810

Financials – 18.6%
Capital Markets - 9.5%
Affiliated Managers Group [2]	47,600	5,854,800
AllianceBernstein Holding L.P.	514,600	7,929,986
AP Alternative Assets L.P. [2]	233,200	2,973,300
Artio Global Investors Cl. A	433,000	1,290,340
ASA Gold and Precious Metals	117,501	2,961,025
Ashmore Group	831,000	4,569,163
Cowen Group [2]	1,254,458	3,387,037
Dubai Investments	8,900,000	1,928,778
Eaton Vance	85,300	2,470,288
Egyptian Financial Group-Hermes Holding Company [2]	51,625	101,950
Epoch Holding Corporation	25,000	577,500
FBR & Co. [2]	576,200	1,780,458
Federated Investors Cl. B	224,700	4,649,043
GAMCO Investors Cl. A	80,575	4,008,606
GFI Group	166,247	528,665
GIMV	35,000	1,661,891
Gleacher & Company [1,2]	200,000	146,000
Jupiter Fund Management	75,000	295,145
KKR & Co. L.P.	415,000	6,270,650
Lazard Cl. A	315,400	9,219,142
MVC Capital	254,200	3,253,760
Oppenheimer Holdings Cl. A	75,000	1,196,250
Paris Orleans	218,359	4,688,862
Partners Group Holding	12,200	2,538,586
Reinet Investments [2]	164,948	3,073,512
Reinet Investments DR [2]	500,000	940,166
SEI Investments	318,900	6,840,405
Sprott	370,600	1,786,842
Value Partners Group	8,412,800	4,111,982
VZ Holding	12,800	1,471,217
Waddell & Reed Financial Cl. A	139,300	4,564,861
Westwood Holdings Group	23,460	915,175

		97,985,385

Commercial Banks - 1.7%
Bank of N.T. Butterfield & Son [2]	882,304	1,076,411
BCB Holdings [2]	598,676	142,594
Farmers & Merchants Bank of Long Beach	1,200	5,316,000
Fauquier Bankshares	160,800	2,043,768
First Citizens BancShares Cl. A	39,274	6,397,735
Mechanics Bank	200	2,225,600

		17,202,108

Diversified Financial Services - 1.2%
Banca Finnat Euramerica	1,060,000	359,608
PICO Holdings [2]	67,500	1,540,350
RHJ International [2]	622,500	3,103,781
Sofina	89,000	7,309,350

		12,313,089

Insurance - 3.2%
Alleghany Corporation [2]	8,299	2,862,657
Argo Group International Holdings	64,751	2,097,285
E-L Financial	20,400	8,611,535
Erie Indemnity Cl. A	50,000	3,213,500
Independence Holding	349,423	3,518,690
Platinum Underwriters Holdings	149,000	6,089,630
Primerica	170,000	4,868,800
ProAssurance Corporation	22,000	1,989,680

		33,251,777

Real Estate Investment Trusts (REITs) - 0.0%
Vestin Realty Mortgage II [2]	214,230	321,345

Real Estate Management & Development - 2.6%
Altisource Portfolio Solutions [2]	21,199	1,828,414
Consolidated-Tomoka Land	63,564	2,090,620
E-House China Holdings ADR	677,500	2,899,700
Forestar Group [2]	222,000	3,698,520
Kennedy-Wilson Holdings	191,000	2,668,270
Midland Holdings	3,171,500	1,885,545
St. Joe Company (The) [1,2]	167,000	3,256,500
Tejon Ranch [2]	279,400	8,393,176

		26,720,745

Thrifts & Mortgage Finance - 0.4%
CFS Bancorp	150,000	819,000
Kearny Financial	70,862	690,196
Timberland Bancorp [2,5]	444,200	2,660,758

		4,169,954

Total		191,964,403

Health Care – 7.0%
Biotechnology - 0.1%
Green Cross	5,000	762,534
3SBio ADR [1,2]	33,200	431,268

		1,193,802

Health Care Equipment & Supplies - 2.3%
Allied Healthcare Products [1,2]	140,512	368,142
Analogic Corporation	40,135	3,137,353
Atrion Corporation	15,750	3,488,625
bioMerieux	13,800	1,280,904
Carl Zeiss Meditec	80,000	2,047,341
CONMED Corporation	81,500	2,322,750
DiaSorin	50,000	1,741,242
DynaVox Cl. A [1,2]	55,000	29,040
IDEXX Laboratories [1,2]	40,201	3,993,969
Kossan Rubber Industries	473,968	471,409
Nihon Kohden	25,100	871,296
Straumann Holding	10,000	1,330,144
Top Glove	375,000	601,178
Urologix [1,2]	142,648	111,265
Young Innovations	66,447	2,598,078

		24,392,736

Health Care Providers & Services - 0.8%
Accretive Health [1,2]	160,000	1,785,600
Landauer	75,500	4,508,860
MWI Veterinary Supply [2]	10,000	1,066,800
VCA Antech [2]	67,700	1,335,721

		8,696,981

Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories Cl. A [2]	21,388	2,282,527
EPS	612	1,752,717
Furiex Pharmaceuticals [2]	8,333	158,994
ICON ADR [2]	199,363	4,858,476
Luminex Corporation [2]	20,000	388,800
PAREXEL International [1,2]	312,400	9,609,424
PerkinElmer	185,800	5,475,526

		24,526,464

Pharmaceuticals - 1.4%
Adcock Ingram Holdings	215,000	1,534,164
Almirall	200,000	1,557,480
Boiron	55,000	1,675,062
Daewoong Pharmaceutical	12,843	439,107
Kalbe Farma	800,000	392,894
Recordati	300,000	2,131,898
Santen Pharmaceutical	76,000	3,496,156
Vetoquinol	50,000	1,538,205
Virbac	7,500	1,299,185

		14,064,151

Total		72,874,134

Industrials – 26.9%
Aerospace & Defense - 1.8%
AeroVironment [2]	8,000	187,760
Alliant Techsystems	9,800	491,078
Cubic Corporation	11,800	590,708
Ducommun [2]	117,200	1,593,920
HEICO Corporation	210,351	8,138,480
HEICO Corporation Cl. A	64,647	1,972,380
Hexcel Corporation [2]	47,500	1,140,950
Moog Cl. A [2]	25,000	946,750
National Presto Industries	3,000	218,640
Teledyne Technologies [2]	49,030	3,108,012

		18,388,678

Air Freight & Logistics - 1.3%
Forward Air	209,750	6,378,497
Hub Group Cl. A [2]	149,400	4,434,192
UTi Worldwide	175,000	2,357,250

		13,169,939

Building Products - 1.2%
American Woodmark [2]	123,335	2,463,000
Apogee Enterprises	78,400	1,538,208
Burnham Holdings Cl. B [3]	36,000	531,000
Simpson Manufacturing	275,300	7,879,086

		12,411,294

Commercial Services & Supplies - 2.5%
Brink’s Company (The)	206,320	5,300,361
CompX International Cl. A	185,300	2,812,854
Copart [2]	149,780	4,153,399
Kimball International Cl. B	286,180	3,497,120
Moshi Moshi Hotline	23,900	349,741
Ritchie Bros. Auctioneers	297,800	5,726,694
Sykes Enterprises [2]	56,349	757,331
Tetra Tech [2]	97,700	2,565,602
TMS International Cl. A [2]	45,500	450,450

		25,613,552

Construction & Engineering - 1.7%
EMCOR Group	199,400	5,690,876
Integrated Electrical Services [2]	266,349	1,211,888
Jacobs Engineering Group [2]	81,400	3,291,002
KBR	180,000	5,367,600
Raubex Group	1,033,800	1,875,571

		17,436,937

Electrical Equipment - 3.1%
AZZ	62,200	2,362,356
Belden	57,800	2,131,664
Elektrobudowa	16,392	547,995
Franklin Electric	104,600	6,327,254
Fushi Copperweld [2]	50,031	454,782
GrafTech International [2]	529,487	4,760,088
Jinpan International	96,284	467,940
Powell Industries [2]	92,400	3,573,108
Preformed Line Products	91,600	4,974,796
Regal-Beloit	100,000	7,048,000

		32,647,983

Industrial Conglomerates - 0.6%
Raven Industries	199,000	5,856,570

Machinery - 9.6%
Armstrong Industrial	1,514,500	357,892
Astec Industries [2]	37,000	1,169,570
Burckhardt Compression Holding	14,400	4,275,598
Chen Hsong Holdings	1,615,000	433,219
China Automation Group	844,800	172,140
CLARCOR	92,500	4,128,275
Columbus McKinnon [2]	110,800	1,674,188
Donaldson Company	185,600	6,442,176
EVA Precision Industrial Holdings	4,392,000	373,833
FAG Bearings India	29,500	1,006,647
Gardner Denver	10,700	646,387
Graco	116,376	5,851,385
IDEX Corporation	67,400	2,815,298
Industrea	431,025	556,642
Kennametal	211,100	7,827,588
Lincoln Electric Holdings	218,360	8,526,958
NN [2]	197,100	1,673,379
Nordson Corporation	169,996	9,965,166
Pfeiffer Vacuum Technology	18,500	1,975,809
PMFG [1,2]	388,352	3,141,768
Rational	7,000	1,754,543
RBC Bearings [2]	47,000	2,260,700
Rotork	12,500	456,786
Sauer-Danfoss	7,600	305,596
Semperit AG Holding	84,000	3,281,503
Spirax-Sarco Engineering	65,000	2,194,754
Sun Hydraulics	8,600	228,502
Valmont Industries	44,500	5,851,750
WABCO Holdings [2]	103,800	5,986,146
Wabtec Corporation	87,725	7,043,440
Woodward	208,400	7,081,432

		99,459,070

Marine - 0.4%
Kirby Corporation [2]	80,000	4,422,400

Professional Services - 2.8%
Advisory Board (The) [2]	231,200	11,058,296
CRA International [2]	64,187	1,109,151
eClerx Services	35,900	524,258
FTI Consulting [2]	7,850	209,438
JobStreet Corporation	723,400	544,355
ManpowerGroup	78,600	2,892,480
Michael Page International	325,000	1,867,273
On Assignment [2]	375,400	7,477,968
Robert Half International	126,400	3,366,032

		29,049,251

Road & Rail - 1.2%
Frozen Food Express Industries [2]	286,635	564,671
Landstar System	99,400	4,699,632
Patriot Transportation Holding [2]	212,958	5,937,269
Universal Truckload Services	55,000	878,350

		12,079,922

Trading Companies & Distributors - 0.6%
AerCap Holdings [1,2]	45,000	562,500
Air Lease Cl. A [1,2]	40,700	830,280
Lawson Products	161,431	1,117,103
MSC Industrial Direct Cl. A	59,548	4,017,108

		6,526,991

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings [1,2]	68,400	934,344

Total		277,996,931

Information Technology – 19.6%
Communications Equipment - 1.7%
AAC Technologies Holdings	212,600	766,331
Acme Packet [1,2]	90,000	1,539,000
ADTRAN	197,800	3,417,984
Bel Fuse Cl. A	36,672	641,027
Cogo Group [1,2]	87,715	181,570
Comba Telecom Systems Holdings [1]	2,273,728	759,468
Comtech Telecommunications	30,000	829,200
EVS Broadcast Equipment	35,000	1,932,651
Globecomm Systems [2]	183,700	2,048,255
Sonus Networks [2]	1,124,000	2,113,120
Tellabs	650,000	2,301,000
VTech Holdings [1]	64,050	784,719

		17,314,325

Computers & Peripherals - 1.1%
Asustek Computer	50,000	543,265
Catcher Technology	85,600	402,982
China Digital TV Holding Co. ADR [2]	5,000	14,150
Diebold	151,600	5,110,436
Foxconn Technology	85,155	331,167
Intermec [2]	23,000	142,830
Intevac [2]	57,450	351,019
NCR Corporation [2]	19,000	442,890
Simplo Technology	91,630	548,589
SMART Technologies Cl. A [1,2]	75,000	122,250
STEC [2]	345,500	2,332,125
Western Digital	22,700	879,171

		11,220,874

Electronic Equipment, Instruments & Components - 8.5%
Agilysys [2]	165,125	1,420,075
Anixter International	61,795	3,550,741
Benchmark Electronics [2]	165,200	2,522,604
Broadway Industrial Group	945,600	281,245
Chroma Ate	269,982	568,267
Cognex Corporation	236,200	8,167,796
Coherent [2]	214,500	9,836,970
Dolby Laboratories Cl. A [2]	143,200	4,689,800
FEI Company	93,200	4,986,200
FLIR Systems	118,500	2,367,037
Hana Microelectronics	1,391,300	944,710
Hollysys Automation Technologies [2]	83,227	812,296
Inficon Holding	1,100	232,515
IPG Photonics [1,2]	63,320	3,628,236
Kingboard Chemical Holdings	311,900	745,756
Molex	72,600	1,907,928
National Instruments	251,850	6,339,064
Newport Corporation [2]	523,500	5,789,910
Perceptron [1,2]	357,700	2,235,625
Plexus Corporation [2]	176,100	5,334,069
Pulse Electronics [1,2]	286,200	234,684
Richardson Electronics	395,712	4,697,101
Rofin-Sinar Technologies [2]	284,000	5,603,320
Tech Data [2]	122,800	5,562,840
TTM Technologies [2]	211,400	1,993,502
Vaisala Cl. A	161,680	3,313,881

		87,766,172

Internet Software & Services - 0.9%
Active Network [1,2]	21,500	269,395
Perficient [1,2]	10,000	120,700
RealNetworks [2]	61,350	510,432
ValueClick [2]	145,000	2,492,550
VistaPrint [1,2]	187,000	6,386,050

		9,779,127

IT Services - 2.5%
Convergys Corporation	121,000	1,896,070
CSE Global	1,792,100	1,270,475
Forrester Research	40,300	1,159,431
Hackett Group [2]	655,000	2,737,900
ManTech International Cl. A	35,400	849,600
MAXIMUS	94,200	5,625,624
MoneyGram International [2]	164,962	2,464,532
NeuStar Cl. A [2]	44,287	1,772,809
Sapient Corporation [2]	706,602	7,532,377

		25,308,818

Office Electronics - 0.1%
Zebra Technologies Cl. A [2]	23,058	865,597

Semiconductors & Semiconductor Equipment - 2.9%
Aixtron ADR	88,258	1,166,771
Analog Devices	11,200	438,928
ASM Pacific Technology [1]	90,000	1,064,347
ATMI [2]	85,515	1,588,014
BCD Semiconductor Manufacturing ADR [2]	195,500	701,845
BE Semiconductor Industries [3]	58,000	399,040
Cabot Microelectronics	29,309	1,029,918
Cymer [2]	8,700	444,222
Diodes [2]	252,450	4,294,174
Exar Corporation [2]	157,576	1,260,608
Integrated Silicon Solution [2]	180,200	1,668,652
International Rectifier [1,2]	120,000	2,002,800
Miraial	26,170	442,985
Nanometrics [2]	151,700	2,094,977
Power Integrations	49,000	1,491,070
RDA Microelectronics ADR	88,200	936,684
Teradyne [2]	287,200	4,083,984
TriQuint Semiconductor [2]	540,000	2,727,000
Veeco Instruments [1,2]	88,000	2,641,760

		30,477,779

Software - 1.9%
ACI Worldwide [2]	131,150	5,542,399
ANSYS [2]	105,600	7,751,040
Aspen Technology [2]	42,100	1,088,285
Blackbaud	31,400	751,088
JDA Software Group [2]	49,900	1,585,822
Majesco Entertainment [1,2]	36,255	45,681
SimCorp	12,000	2,562,786
VirnetX Holding [2]	17,700	450,111

		19,777,212

Total		202,509,904

Materials – 9.1%
Chemicals - 2.2%
Agrium	7,500	775,950
C. Uyemura & Co.	18,000	636,596
Cabot Corporation	67,200	2,457,504
CF Industries Holdings	3,500	777,840
Fufeng Group	386,100	127,969
Hawkins	86,178	3,580,696
Huchems Fine Chemical	40,056	967,680
Intrepid Potash [2]	131,766	2,830,334
KMG Chemicals	43,874	811,669
LSB Industries [2]	69,349	3,042,341
Minerals Technologies	28,930	2,052,005
Mosaic Company (The)	16,000	921,760
OM Group [2]	90,000	1,668,600
Stepan Company	7,500	720,900
Victrex	85,000	1,814,550

		23,186,394

Construction Materials - 0.8%
Ash Grove Cement Cl. B [3]	50,518	6,996,743
Mardin Cimento Sanayii	391,900	1,107,721

		8,104,464

Containers & Packaging - 1.0%
Greif Cl. A	104,744	4,627,590
Mayr-Melnhof Karton	65,000	6,085,032

		10,712,622

Metals & Mining - 5.0%
Allied Nevada Gold [1,2]	55,400	2,163,924
AuRico Gold [2]	258,300	1,802,934
Centamin [2]	1,165,000	1,718,289
Central Steel & Wire [3]	6,062	4,364,640
Endeavour Mining [2]	300,000	677,449
Franco-Nevada Corporation	8,200	483,226
Fresnillo	39,100	1,169,959
Globe Specialty Metals	45,600	694,032
Hecla Mining	300,000	1,965,000
Hochschild Mining	300,000	2,354,377
Kimber Resources [2]	560,000	389,200
Kinross Gold	26,700	272,607
Maharashtra Seamless	330,000	2,127,216
Major Drilling Group International	374,600	3,825,637
Medusa Mining	300,000	1,885,812
Pretium Resources [2]	39,000	508,170
Randgold Resources ADR	33,000	4,059,000
Reliance Steel & Aluminum	160,720	8,413,692
Schnitzer Steel Industries Cl. A	100,000	2,815,000
Silvercorp Metals	116,500	754,920
Sims Metal Management ADR	231,783	2,294,652
Stillwater Mining [1,2]	63,700	751,023
Synalloy Corporation	178,800	2,467,440
Worthington Industries	185,000	4,007,100

		51,965,299

Paper & Forest Products - 0.1%
China Forestry Holdings [4]	3,563,800	268,869
Qunxing Paper Holdings [4]	3,296,000	175,468

		444,337

Total		94,413,116

Telecommunication Services – 0.8%
Wireless Telecommunication Services - 0.8%
Telephone and Data Systems	338,270	8,663,095

Total		8,663,095

Miscellaneous [6] – 3.3%
Total		34,531,188

TOTAL COMMON STOCKS
(Cost $909,114,403)		1,112,055,536

PREFERRED STOCK – 0.2%
Seneca Foods Conv. [2,4]
(Cost $796,469)	55,000	1,478,070

REPURCHASE AGREEMENT – 13.8%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $142,554,426 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$145,408,244)
(Cost $142,553,000)		142,553,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $30,138,660)		30,138,660

TOTAL INVESTMENTS – 124.3%
(Cost $1,082,602,532)		1,286,225,266

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.0)%		(31,123,370)

PREFERRED STOCK – (21.3)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS – 100.0%		$1,035,101,896

[1]	All or a portion of these securities were on loan at September 30, 2012. Total market value of loaned securities at September 30, 2012, was $28,836,198.
[2]	Non-income producing.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]
Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]
At September 30, 2012, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

6 Includes securities first acquired in 2012 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,083,802,317. At September 30, 2012, net unrealized appreciation for all securities was $202,422,949, consisting of aggregate gross unrealized appreciation of $309,446,311 and aggregate gross unrealized depreciation of $107,023,362. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,093,279,821	$18,244,391	$531,324	$1,112,055,536
Preferred Stocks	–	–	1,478,070	1,478,070
Cash Equivalents	30,138,660	142,553,000	–	172,691,660

Level 3 Reconciliation:
						Realized and
	Balance as of					Unrealized	Balance as of
	12/31/11	Purchases	Transfers In	Transfers Out	Sales	Gain (Loss)	9/30/12
Common Stocks	$1,701,029	–	–	–	$456,781	$(712,924)	$531,324
Preferred Stocks	1,278,090	–	–	–	–	199,980	1,478,070

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2012:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/11	12/31/11	Purchases	Sales	Gain (Loss)	Income	9/30/12	9/30/12
Timberland Bancorp	444,200	$1,710,170	–	–	–	–	444,200	$2,660,758
		$1,710,170			–	–		$2,660,758

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 20, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 20, 2012